Adoption of New and Revised Standards (Tables)	6 Months Ended
Jun. 30, 2025
Adoption of New and Revised Standards [Abstract]
Schedule of New and Amended IFRS Accounting Standards	None of these new standards and amendments to standards is expected to have a material effect on the unaudited consolidated financial statements of the Group.
Title	Effective date
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	1 January 2026
Annual Improvements to IFRS – Volume 11	1 January 2026